Net investment income (loss) - by Type (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income
Other investment income (expenses)									$ (1,021)	$ (954)	$ 903
Net investment income on derivative contracts									0	0	644
Net investment income (loss) on cash, including foreign exchange gain (loss)									12,298	24,676	(14,885)
Net investment losses on securities purchased under an agreement to sell and securities sold under an agreement to repurchase									0	0	(238)
Withholding Taxes Transferred to Income Tax Expense									0	0	6,325
Total other investment income and other expenses									11,277	23,722	(7,251)
Management and performance fees to related parties (1)									0	0	(29,845)
Net investment loss from investment in related party investment fund									194,988	249,626	(280,847)
Net investment income (loss)	$ 204,798	$ 121,956	$ 137,211	$ (185,027)	$ 61,614	$ (3,138)	$ 69,131	$ 154,953	278,938	282,560	(251,433)
Net investment income (loss) by asset type
Net Investment Income
Investment Income, Net									72,091	9,212	79,672
Net investment income (loss) by asset type | Real estate
Net Investment Income
Investment Income, Net									0	0	(186)
Net investment income (loss) by asset type | Total other investments
Net Investment Income
Investment Income, Net									0	0	(16,055)
Net investment income (loss) by asset type | Net investment loss in funds valued at NAV, excluding TP Fund
Net Investment Income
Investment Income, Net									0	(6)	(723)
Net investment income (loss) by asset type | Options
Net Investment Income
Investment Income, Net									0	0	(15,527)
Net investment income (loss) by asset type | Rights and warrants
Net Investment Income
Investment Income, Net									0	0	238
Net investment income (loss) by asset type | Trade claims
Net Investment Income
Investment Income, Net									0	0	(580)
Net investment income (loss) by asset type | Total equities
Net Investment Income
Investment Income, Net									0	0	67,565
Net investment income (loss) by asset type | Equity securities
Net Investment Income
Investment Income, Net									0	0	70,646
Net investment income (loss) by asset type | Private Common Equity Securities
Net Investment Income
Investment Income, Net									0	0	(401)
Net investment income (loss) by asset type | Private preferred equity securities
Net Investment Income
Investment Income, Net									0	0	(2,680)
Net investment income (loss) by asset type | Total debt securities
Net Investment Income
Investment Income, Net									72,091	9,218	28,885
Net investment income (loss) by asset type | Asset-backed securities
Net Investment Income
Investment Income, Net									34,601	0	20,714
Net investment income (loss) by asset type | Bank debt
Net Investment Income
Investment Income, Net									376	0	5,326
Net investment income (loss) by asset type | Corporate bonds
Net Investment Income
Investment Income, Net									34,522	0	(2,958)
Net investment income (loss) by asset type | Municipal bonds
Net Investment Income
Investment Income, Net									0	0	9,990
Net investment income (loss) by asset type | U.S. Treasury securities
Net Investment Income
Investment Income, Net									2,430	8,703	2,787
Net investment income (loss) by asset type | Sovereign debt
Net Investment Income
Investment Income, Net									162	515	(7,380)
Net investment income (loss) by asset type | Other debt securities
Net Investment Income
Investment Income, Net									0	0	406
Net investment income (loss) by liability type | Options
Net Investment Income
Investment Income, Net									0	0	21,697
Net investment income (loss) by liability type | Total equities
Net Investment Income
Investment Income, Net									582	0	(13,162)
Net investment income (loss) by liability type | Equity securities
Net Investment Income
Investment Income, Net									0	0	(32,407)
Net investment income (loss) by liability type | Corporate bonds
Net Investment Income
Investment Income, Net									0	0	(2,452)
Net investment income (loss) by liability type | U.S. Treasury securities
Net Investment Income
Investment Income, Net									$ 582	$ 0	$ 0